Derivative Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Liabilities Details
Balance at the beginning of period	$ 3,800,229
Addition of new derivative liabilities (warrants)		$ 4,521,063
Change in fair value of warrants	$ (2,346,151)	(720,834)
Balance at the end of the period	$ 1,454,078	$ 3,800,229